INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Credit)
The income tax expense (credit) consisted of:

	Nine Months Ended
	September 30,
	2021	2020
(Over) under provision of income taxes in prior years:
Macau Complementary Tax	$(29)	$—
Hong Kong Profits Tax	8	—

Sub-total	(21)	—

Income tax expense (credit) - deferred:
Macau Complementary Tax	50	(106)

Total income tax expense (credit)	$29	$(106)